Accounts Receivable (Tables)	6 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable consisted
	December 31, 2021	June 30, 2021
	(Unaudited)
Color World platform subscription fees due from App payment collections agent	$2,482,082	$3,191,711